                      SUPPLEMENT DATED APRIL 10, 2008 TO

                      PROSPECTUS DATED JUNE 30, 2007 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On March 18, 2008, the Board of Trustees (the "Board") for the XTF Advisors Trust (the "Trust") voted to liquidate the ETF 60 Portfolio (the "Portfolio"). The Board concluded that the Portfolio should cease operations due to its relatively small asset size and insufficient evidence of future asset growth opportunities.

In accordance with the Board's decision to terminate operations, beginning on May 1, 2008, the Portfolio will no longer accept any purchase orders in anticipation of a final liquidation of the Portfolio on June 20, 2008. Assets held by the Separate Account invested in the Portfolio will be transferred at the close of trading on the New York Stock Exchange on June 20, 2008, to the GE Investments Funds, Inc. -- Money Market Fund.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Please note, however, that the Portfolio is also part of the Investment Strategy for certain of the living benefit rider options. The benefits a contract owner receives under these living benefit riders may be reduced if, after the transfer, the owner's assets are not allocated in accordance with the prescribed Investment Strategy for the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. The current Investment Strategy for the living benefit riders (excluding the ETF 60 Portfolio) is also provided below.

Transfers made from the Portfolio during the period of April 10, 2008 to June 20, 2008 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

42514NY SUPPE 04/10/08

Subaccounts:

                                                                                          Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                Investment Objective                 as applicable)
                     -------------------------------------------------------------------------------------------------
AIM VARIABLE         AIM V.I. International Growth  Seeks to provide long-term growth     A I M Advisors, Inc.
INSURANCE FUNDS      Fund -- Series II shares       of capital.
                     -------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN    AllianceBernstein Balanced     Seeks to maximize total return        AllianceBernstein, L.P.
VARIABLE PRODUCTS    Wealth Strategy Portfolio --   consistent with the adviser's
SERIES FUND, INC.    Class B                        determination of reasonable risk
                     -------------------------------------------------------------------------------------------------
                     AllianceBernstein              Long-term growth of capital.          AllianceBernstein, L.P.
                     International Value
                     Portfolio -- Class B
                     -------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE   BlackRock Global Allocation    Seeks high total investment return.   BlackRock Advisors, LLC
SERIES FUNDS, INC.   V.I. Fund -- Class III                                               (subadvised by BlackRock
                                                                                          Investment Management,
                                                                                          LLC and BlackRock Asset
                                                                                          Management U.K. Limited)
                     -------------------------------------------------------------------------------------------------
COLUMBIA FUNDS       Columbia Marsico               The fund seeks long-term growth of    Columbia Management
VARIABLE INSURANCE   International Opportunities    capital.                              Advisors, LLC (subadvised
TRUST I              Fund, Variable Series --                                             by Marsico Capital
                     Class B                                                              Management, LLC)
                     -------------------------------------------------------------------------------------------------
EATON VANCE          VT Floating-Rate Income Fund   To provide a high level of current    Eaton Vance Management
VARIABLE TRUST                                      income.
                     -------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio --      Seeks income and capital growth       Fidelity Management &
INSURANCE PRODUCTS   Service Class 2                consistent with reasonable risk.      Research Company (FMR)
FUND                                                                                      (subadvised by Fidelity
                                                                                          Investments Money
                                                                                          Management, Inc. (FIMM),
                                                                                          FMR Co., Inc. (FMRC),
                                                                                          Fidelity Research & Analysis
                                                                                          Company (FRAC), Fidelity
                                                                                          Management & Research
                                                                                          (U.K.) Inc. (FMR U.K.),
                                                                                          Fidelity International
                                                                                          Investment Advisors (FIIA),
                                                                                          Fidelity International
                                                                                          Investment Advisors (U.K.)
                                                                                          Limited (FIIA(U.K.)L), and
                                                                                          Fidelity Investments Japan
                                                                                          Limited (FIJ))
                     -------------------------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio -- Seeks long-term capital               FMR (subadvised by FMRC,
                     Service Class 2                appreciation.                         FRAC, FMR U.K., FIIA,
                                                                                          FIIA(U.K.)L, and FIJ)
                     -------------------------------------------------------------------------------------------------
                     VIP Equity-Income              Seeks reasonable income. The fund     FMR (subadvised by FMRC,
                     Portfolio -- Service Class 2   will also consider the potential for  FRAC, FMR U.K., FIIA, capital appreciation. The fund's goal FIIA(U.K.)L, and FIJ)
                                                    is to achieve a yield which exceeds
                                                    the composite yield on the securities
                                                    comprising the Standard & Poors
                                                    500/SM/ Index (S&P 500(R)).
                     -------------------------------------------------------------------------------------------------
                     VIP Investment Grade Bond      Seeks as high a level of current      FMR (subadvised by FRAC,
                     Portfolio -- Service Class 2   income as is consistent with the      FIIA and FIIA(U.K.)L)
                                                    preservation of capital.
                     -------------------------------------------------------------------------------------------------
                     VIP Mid Cap Portfolio --       Seeks long-term growth of capital.    FMR (subadvised by FMRC,
                     Service Class 2                                                      FRAC, FMR U.K., FIIA,
                                                                                          FIIA(U.K.)L, and FIJ)
                     -------------------------------------------------------------------------------------------------

                                                                                         Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                Investment Objective                  as applicable)
                   --------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities    Seeks to maximize income while          Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares        maintaining prospects for capital
PRODUCTS TRUST                                   appreciation. The fund normally
                                                 invests in both equity and debt
                                                 securities. The fund seeks income by
                                                 investing in corporate, foreign and
                                                 U.S. Treasury bonds as well as
                                                 stocks with dividend yields the
                                                 manager believes are attractive.
                   --------------------------------------------------------------------------------------------------
                   Franklin Templeton VIP        The fund's principal investment goal    Franklin Templeton Services,
                   Founding Funds Allocation     is capital appreciation. Its secondary  LLC (the fund's
                   Fund -- Class 2 Shares        goal is income.                         administrator)
                   --------------------------------------------------------------------------------------------------
                   Mutual Shares Securities      Seeks capital appreciation, with        Franklin Mutual Advisers,
                   Fund -- Class 2 Shares        income as a secondary goal. The         LLC
                                                 fund normally invests primarily in
                                                 equity securities of companies the
                                                 manager believes are undervalued.
                                                 The fund also invests, to a lesser
                                                 extent in risk arbitrage securities and
                                                 distressed companies.
                   --------------------------------------------------------------------------------------------------
                   Templeton Growth Securities   Seeks long-term capital growth. The     Templeton Global Advisors
                   Fund -- Class 2 Shares        fund normally invests primarily in      Limited
                                                 equity securities of companies
                                                 located anywhere in the world,
                                                 including those in the U.S. and in
                                                 emerging markets.
                   --------------------------------------------------------------------------------------------------
GE INVESTMENTS     Mid-Cap Equity Fund           Seeks long-term growth of capital       GE Asset Management
FUNDS, INC.                                      and future income.                      Incorporated
                   --------------------------------------------------------------------------------------------------
                   Money Market Fund/1/          Seeks a high level of current income    GE Asset Management
                                                 consistent with the preservation of     Incorporated
                                                 capital and maintenance of liquidity.
                   --------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/2/      Seeks growth of capital and             GE Asset Management
                                                 accumulation of income that             Incorporated (subadvised by
                                                 corresponds to the investment return    SSgA Funds Management,
                                                 of S&P's 500 Composite Stock            Inc.)
                                                 Index.
                   --------------------------------------------------------------------------------------------------
                   Total Return Fund -- Class 3  Seeks the highest total return,         GE Asset Management
                   Shares                        composed of current income and          Incorporated
                                                 capital appreciation, as is consistent
                                                 with prudent investment risk.
                   --------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service Seeks long-term capital growth,         Janus Capital Management
                   Shares                        consistent with preservation of         LLC
                                                 capital and balanced by current
                                                 income.
                   --------------------------------------------------------------------------------------------------
                   Forty Portfolio -- Service    A non-diversified portfolio/3/ that     Janus Capital Management
                   Shares                        seeks long-term growth of capital.      LLC
                   --------------------------------------------------------------------------------------------------
MFS(R) VARIABLE    MFS(R) Total Return Series -- The fund's investment objective is to   Massachusetts Financial
INSURANCE TRUST    Service Class Shares          seek total return. The fund's           Services Company
                                                 objective may be changed without
                                                 shareholder approval.
                   --------------------------------------------------------------------------------------------------

                  /1/ During extended periods of low interest rates, the yields of the Money Market Fund may become extremely low and possibly negative.

                  /2/ "Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                  /3/ A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                           Adviser (and Sub-Adviser(s),
                      Subaccount Investing In                Investment Objective                 as applicable)
                      -------------------------------------------------------------------------------------------------
OPPENHEIMER           Oppenheimer Balanced Fund/     Seeks a high total investment return,  OppenheimerFunds, Inc.
VARIABLE ACCOUNT      VA -- Service Shares           which includes current income and
FUNDS                                                capital appreciation in the value of
                                                     its shares.
                      -------------------------------------------------------------------------------------------------
                      Oppenheimer Main Street        Seeks capital appreciation.            OppenheimerFunds, Inc.
                      Small Cap Fund/VA -- Service
                      Shares
                      -------------------------------------------------------------------------------------------------
PIMCO VARIABLE        Long-Term U.S. Government      Seeks maximum total return,            Pacific Investment
INSURANCE TRUST       Portfolio -- Administrative    consistent with preservation of        Management Company LLC
                      Class Shares                   capital and prudent investment
                                                     management.
                      -------------------------------------------------------------------------------------------------
                      Low Duration Portfolio --      Seeks maximum total return,            Pacific Investment
                      Administrative Class Shares    consistent with preservation of        Management Company LLC
                                                     capital and prudent investment
                                                     management.
                      -------------------------------------------------------------------------------------------------
                      Total Return Portfolio --      Seeks maximum total return,            Pacific Investment
                      Administrative Class Shares    consistent with preservation of        Management Company LLC
                                                     capital and prudent investment
                                                     management.
                      -------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison 20/20 Focus           Seeks long-term growth of capital.     Prudential Investments LLC
FUND                  Portfolio -- Class II                                                 (subadvised by Jennison
                                                                                            Associates LLC)
                      -------------------------------------------------------------------------------------------------
                      Natural Resources Portfolio -- Seeks long-term growth of capital.     Prudential Investments LLC
                      Class II                                                              (subadvised by Jennison
                                                                                            Associates LLC)
                      -------------------------------------------------------------------------------------------------
THE UNIVERSAL         Equity and Income Portfolio -- Seeks both capital appreciation and    Morgan Stanley Investment
INSTITUTIONAL FUNDS,  Class II Shares                current income.                        Management Inc.
INC.
                      -------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE       Comstock Portfolio -- Class II Seeks capital growth and income        Van Kampen Asset
INVESTMENT TRUST      Shares                         through investments in equity          Management
                                                     securities, including common stocks,
                                                     preferred stocks and securities
                                                     convertible into common and
                                                     preferred stocks.
                      -------------------------------------------------------------------------------------------------

The current Investment Strategy for the living benefit riders is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) for owners who have elected Lifetime Income Plus 2008, owners may allocate assets to Asset Allocation Model A, B, C or D; or

       for owners who have elected another living benefit rider, owners may allocate assets to the Build Your Own Asset Allocation Model C.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Service Center by calling:

                                 800 313.5282

                                or by writing:

                    Genworth Insurance Company of New York
                        Variable Annuity Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please be sure to include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.